Vanguard Intermediate-Term Treasury Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Intermediate-Term Treasury Fund	Jan. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years. The Fund may invest in derivatives instruments, such as options, futures contracts, and other swap agreements.